Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 08, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The table below shows the following information for the past five fiscal years: (i) total compensation for our principal executive officer (PEO) and, on average, our other named executive officers (non-PEO NEOs) as disclosed in the Summary compensation table above; (ii) the “compensation actually paid” to our PEO and, on average, to our non-PEO NEOs, calculated as required by SEC pay versus performance rules; (iii) our total shareholder return (TSR); (iv) the TSR of the peer group we use for purposes of Item 201(e) of Regulation S-K; (v) our net income; and (vi) our revenue. We selected revenue as the most important measure linking compensation actually paid to our NEOs for 2024 to Company performance because it is a primary metric in our annual non-equity incentive compensation plan, our 2024 PSU awards and our named executive officers’ 2024 bonus scorecards, as described in more detail in the section titled “Compensation discussion and analysis.”
“Compensation actually paid” does not represent the value of cash and Company common shares received by our NEOs during the year, but rather is an amount calculated in accordance with SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, the “compensation actually paid” amounts disclosed below differ from the compensation actually received by our NEOs.
Pay versus performance table

							Value of initial fixed $100 investment based on:
Year	Summary compensation table total for Mr. Kalra(1)	Summary compensation table total for Mr. Tyagarajan(2)	Compensation actually paid to Mr. Kalra(3)	Compensation actually paid to Mr. Tyagarajan(3)	Average summary compensation table total for non-PEO NEOs(4)	Average compensation actually paid to non-PEO NEOs(3)	TSR(5)	Peer group TSR(5)	Net income (in $ ‘000)	Revenue (in $ ‘000)
2024	10,879,462	134,784	13,951,365	1,062,439	6,045,033	7,779,439	108	184	513,670	4,767,139
2023	—	9,987,346	—	(3,766,657)	3,083,329	(1,862,570)	86	170	631,255	4,476,888
2022	—	4,166,783	—	694,298	2,976,115	2,224,062	113	137	353,404	4,371,172
2021	—	6,646,011	—	27,436,323	4,275,935	8,907,805	128	208	369,448	4,022,211
2020	—	5,294,702	—	3,358,666	2,535,069	1,876,240	99	137	308,276	3,709,377

(1)	Represents the total compensation of our PEO, Balkrishan Kalra, as reported in the Summary compensation table for 2024.
(2)	Represents the total compensation of our former PEO, N.V. Tyagarajan, as reported in the Summary compensation table for each year reported in the table.
(3)
SEC rules require certain adjustments be made to the Summary compensation table totals to determine “compensation actually paid” as reported in the Pay versus performance table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary compensation table total ($)	Subtract: reported value of equity awards granted during the year ($)	Add: year-end fair value of unvested equity awards granted during the year ($)	Add: change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2024	Mr. Kalra	10,879,462	8,889,291	11,443,382	657,072	(139,260)	13,951,365
	Mr. Tyagarajan	134,784	—	—	990,849	(63,195)	1,062,439
	Non-PEO NEOs	6,045,033	4,848,218	6,294,835	441,658	(153,869)	7,779,439

(4)
Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary compensation table for each year indicated. The non-PEO NEOs included in this calculation for each reported year are as follows:

⯀	2024: Michael Weiner, Piyush Mehta, Anil Nanduru and Riju Vashisht;
⯀	2023: Michael Weiner, Balkrishan Kalra, Piyush Mehta and Kathryn Stein;
⯀	2022: Michael Weiner, Balkrishan Kalra, Darren Saumur and Kathryn Stein;
⯀	2021: Michael Weiner, Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein; and
⯀	2020: Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein.
(5)
TSR was determined assuming an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the peer group disclosed in our Annual Report on Form 10-K in accordance with Item 201(e) of Regulation S-K and consists of Accenture plc, Cognizant Technology Solutions Corp., ExlService Holdings, Inc., Infosys Technologies Limited, Wipro Technologies Limited, and WNS (Holdings) Limited.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)	Represents the total compensation of our PEO, Balkrishan Kalra, as reported in the Summary compensation table for 2024.
(2)	Represents the total compensation of our former PEO, N.V. Tyagarajan, as reported in the Summary compensation table for each year reported in the table.
(4)
Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary compensation table for each year indicated. The non-PEO NEOs included in this calculation for each reported year are as follows:

⯀	2024: Michael Weiner, Piyush Mehta, Anil Nanduru and Riju Vashisht;
⯀	2023: Michael Weiner, Balkrishan Kalra, Piyush Mehta and Kathryn Stein;
⯀	2022: Michael Weiner, Balkrishan Kalra, Darren Saumur and Kathryn Stein;
⯀	2021: Michael Weiner, Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein; and
⯀	2020: Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein.

Peer Group Issuers, Footnote
(5)
TSR was determined assuming an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the peer group disclosed in our Annual Report on Form 10-K in accordance with Item 201(e) of Regulation S-K and consists of Accenture plc, Cognizant Technology Solutions Corp., ExlService Holdings, Inc., Infosys Technologies Limited, Wipro Technologies Limited, and WNS (Holdings) Limited.

Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary compensation table totals to determine “compensation actually paid” as reported in the Pay versus performance table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary compensation table total ($)	Subtract: reported value of equity awards granted during the year ($)	Add: year-end fair value of unvested equity awards granted during the year ($)	Add: change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2024	Mr. Kalra	10,879,462	8,889,291	11,443,382	657,072	(139,260)	13,951,365
	Mr. Tyagarajan	134,784	—	—	990,849	(63,195)	1,062,439
	Non-PEO NEOs	6,045,033	4,848,218	6,294,835	441,658	(153,869)	7,779,439

Non-PEO NEO Average Total Compensation Amount			$ 6,045,033	$ 3,083,329	$ 2,976,115	$ 4,275,935	$ 2,535,069
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,779,439	(1,862,570)	2,224,062	8,907,805	1,876,240
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary compensation table totals to determine “compensation actually paid” as reported in the Pay versus performance table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary compensation table total ($)	Subtract: reported value of equity awards granted during the year ($)	Add: year-end fair value of unvested equity awards granted during the year ($)	Add: change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2024	Mr. Kalra	10,879,462	8,889,291	11,443,382	657,072	(139,260)	13,951,365
	Mr. Tyagarajan	134,784	—	—	990,849	(63,195)	1,062,439
	Non-PEO NEOs	6,045,033	4,848,218	6,294,835	441,658	(153,869)	7,779,439

Compensation Actually Paid vs. Total Shareholder Return
Relationship between compensation actually paid to our NEOs and company performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus performance table above by comparing how our TSR (and the TSR of our peer group), net income and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Compensation Actually Paid vs. Net Income
Relationship between compensation actually paid to our NEOs and company performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus performance table above by comparing how our TSR (and the TSR of our peer group), net income and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Compensation Actually Paid vs. Company Selected Measure
Relationship between compensation actually paid to our NEOs and company performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus performance table above by comparing how our TSR (and the TSR of our peer group), net income and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Total Shareholder Return Vs Peer Group
Relationship between compensation actually paid to our NEOs and company performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus performance table above by comparing how our TSR (and the TSR of our peer group), net income and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Tabular List, Table
Most important measures linking compensation actually paid during 2024 to Company performance
Listed below in no particular order are the most important measures we used to link compensation actually paid to our NEOs for 2024 to Company performance. For further information regarding these performance measures and their function in our executive compensation program, please see the section in this Proxy Statement titled “Compensation discussion and analysis.”

2024 Most important measures (unranked)
• Revenue	• AOI margin
• Adjusted EPS	• Employee engagement score

Total Shareholder Return Amount			$ 108	86	113	128	99
Peer Group Total Shareholder Return Amount			184	170	137	208	137
Net Income (Loss)			$ 513,670,000	$ 631,255,000	$ 353,404,000	$ 369,448,000	$ 308,276,000
Company Selected Measure Amount			4,767,139,000	4,476,888,000	4,371,172,000	4,022,211,000	3,709,377,000
PEO Name	N.V. Tyagarajan	Balkrishan Kalra		N.V. Tyagarajan	N.V. Tyagarajan	N.V. Tyagarajan	N.V. Tyagarajan
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			AOI margin
Measure:: 4
Pay vs Performance Disclosure
Name			Employee engagement score
Balkrishan Kalra [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,879,462	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			13,951,365	0	0	0	0
N.V. Tyagarajan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			134,784	9,987,346	4,166,783	6,646,011	5,294,702
PEO Actually Paid Compensation Amount			1,062,439	$ (3,766,657)	$ 694,298	$ 27,436,323	$ 3,358,666
PEO | Balkrishan Kalra [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,889,291)
PEO | Balkrishan Kalra [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,443,382
PEO | Balkrishan Kalra [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			657,072
PEO | Balkrishan Kalra [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(139,260)
PEO | N.V. Tyagarajan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | N.V. Tyagarajan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | N.V. Tyagarajan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			990,849
PEO | N.V. Tyagarajan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(63,195)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,848,218)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,294,835
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			441,658
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (153,869)